Sales and marketing expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Sales and marketing expenses
Consulting	$ 310,738	$ 60,003	$ 490,337	$ 250,173
Marketing	980,351	215,504	2,926,079	344,445
Salaries	1,302,138	250,153	3,137,092	488,902
Total sales and marketing expenses	$ 2,593,227	$ 525,660	$ 6,553,508	$ 1,083,520